PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2022	2023

Building	$65,922	$59,987
Leasehold improvement	115,760	50,126
Computer, network equipment and software	173,685	96,162
Vehicles	899	810
Office equipment and furniture	19,071	6,627
Construction in progress	151,437	210,179

Total cost of property and equipment	526,774	423,891
Less: accumulated depreciation	(215,589)	(125,562)
Less: accumulated impairment loss	(29,959)	(9,452)
	$281,226	$288,877

For the years ended February 28, 2021,2022 and 2023, depreciation expenses were $136,960, $171,354 and $35,289, respectively. During the fiscal year ended February 28, 2022 and 2023, $255,959 and $688 impairment loss was recorded mainly related to leasehold improvements of certain learning centers and offices. Accumulated impairment amounting to $226,000 and $21,195 was written off along with underlying property and equipment and leasehold improvement which were disposed or fully impaired in fiscal year 2022 and 2023, resulting from the cessation of K-9 Academic AST Services in the mainland of China.

In December 2019, the Group entered into contracts for the development of office space on parcels in Beijing and Jiangsu. The direct costs related to the construction were capitalized as construction in progress for the years ended February 28, 2022 and 2023.